Financial Instruments and hedging activities	12 Months Ended
Dec. 31, 2014
Investments, All Other Investments [Abstract]
Financial Instruments and hedging activities

Note 15 - Financial Instruments and hedging activities

The Partnership manages various risks using derivative and non-derivative financial instruments including interest rate swaps, forward foreign currency contracts and foreign currency denominated loans to hedge net assets of foreign investments. The Partnership does not enter into derivative instruments for speculative purposes.

Interest rate risk management and interest rate swap agreements

The Partnership assesses interest rate risk by monitoring changes in interest rate exposures that may adversely impact expected future cash flows. The Partnership has historically used variable interest rate long-term debt to finance its terminal construction or conversions. The variable interest rate long-term debt obligations expose the Partnership to variability in interest payments due to changes in interest rates. The Partnership believes that it is prudent to limit the variability of a portion of its interest payments. To meet this objective, the Partnership entered into LIBOR and EURIBOR based interest rate swap contracts to manage the significant fluctuations in cash flow resulting from changes in the benchmark interest rate. These swaps change the variable rate cash flow exposure on the debt obligations to fixed cash flows. Under the terms of the interest rate swaps, the Partnership received LIBOR and EURIBOR based variable interest rate payments and makes fixed interest rate payments, thereby creating the equivalent of fixed rate debt for the notional amount of its debt hedged.

Interest rate swaps were designated as effective hedges for accounting purposes until July 11, 2014. From inception until July 11, 2014, changes in the fair value of a derivative that was qualified, designated and highly effective as a cash flow hedge were recorded in other comprehensive income until earnings were affected by the forecasted transaction or upon termination. The Partnership terminated its interest swap agreements in existence at July 11, 2014 in conjunction with its refinancing activities prior to the IPO and therefore recognized a loss on termination of $9.2 million in the consolidated and combined carve-out financial statements.

Subsequent to July 11, 2014, the partnership does not apply hedge accounting for its interest rate swap agreements and therefore the change in fair value of these agreements is recognized in the consolidated and combined carve-out statement of operations as a component of other income/(expense).

Information regarding our interest rate swaps at December 31, 2014 and December 31, 2013 is as follows:

(in US$ millions)	Currency	Notional debt amount (millions)	Floating rate	Fixed rate
Interest rate swap A	USD	99.4	LIBOR 3M	2.99%
Interest rate swap B	USD	39.7	LIBOR 3M	2.80%
Interest rate swap 1	EUR	202.0	EURIBOR 3M	1.67%
Interest rate swap 2	EUR	12.2	EURIBOR 3M	1.88%
Interest rate swap 3	USD	225.0	LIBOR 3M	1.63%
Interest rate swap 4	EUR	1.8	EURIBOR 3M	0.67%

A split between the short-term and long-term liability is provided below:

(in US$ millions)	2014	2013
Interest rate swaps—Short term portion	(5.6)	(3.6)
Interest rate swaps—Long term portion	(8.4)	(3.5)

Total interest rate swap liability	(14.0)	(7.1)

As of December 31, 2014 and December 31, 2013, the total notional debt amount of the Partnership’s outstanding interest rate swap contracts that were entered into in order to hedge outstanding debt obligations of $557.3 million and $139.1 million, respectively. As per December 31, 2014 and 2013, the carrying amounts of the interest rate swaps contracts were liabilities of $14.0 million and $7.1 million, respectively. The maturity dates of the interest rate swaps correlate with the underlying debt maturity terms of the long-term debt. The total realized and unrealized loss that was recognized in the consolidated and combined carve-out statement of operations for the year ended December 31, 2014 was $12.5 million.

Amounts recognized in other comprehensive income for the year related to interest rate swaps qualifying for hedge accounting were as follows:

	For the year ended December 31, 2014	For the year ended December 31, 2013
(in US$ millions)	Amount of Derivatives loss recognised in OCI	Amount of Derivatives loss recognised in OCI
Interest rate swaps	5.3	2.3

	5.3	2.3

Foreign exchange risk management and forward exchange contracts

The Partnership and a number of its subsidiaries use the U.S. dollar as their functional currency, additionally the Partnership’s reporting currency is also U.S. dollars. However, the Partnership does earn revenue and incur expenses in other currencies, primarily, the Euro, and there is thus a risk that currency fluctuations in the Euro, could have an adverse effect on our results and cash flows.

The Partnership uses foreign currency forward exchange contracts to manage its exposure to foreign currency risk on certain assets, liabilities and future anticipated transactions such as cash distributions to unitholders. Such derivative contracts do not qualify for hedge accounting treatment and are recognized in the consolidated and combined carve-out balance sheet depending on the estimated fair value at the balance sheet date. As of December 31, 2014 the Partnership had forward foreign exchange contracts with a total notional amount of €156.0 million. Details regarding our foreign currency forward exchange contracts is provided below:

(in US$ millions)	Currency	Notional amounts	Receiving rates range	Maturity range
Foreign exchange rate forwards	EUR	64.7	1.3628 - 1.4127	2015 - 2018
Foreign exchange rate forwards	EUR	48.5	1.35295 - 1.40830	2015 - 2018
Foreign exchange rate forwards	EUR	42.8	1.35420 - 1.38380	2018 - 2018

The total realized and unrealized gains recognized in the consolidated combined carve-out statement of operations relating to foreign currency forward exchange contracts in 2014 amounted to $23.1 million (2013 and 2012: $0.0 million)

A split between the short-term and long-term asset is provided below:

(in US$ millions)	2014	2013
Foreign exchange rate forwards—Short term portion	7.7	—
Foreign exchange rate forwards—Long term portion	15.2	—

Total forward exchange rate forward asset	22.9	—

Hedge of net investment in subsidiary

VTTI Operating manages a portion of its Euro currency exposure in its investment in the net assets of VTTI Operating, a wholly owned subsidiary, through Euro denominated loans that VTTI Operating enters into. Certain gains and losses resulting from foreign currency in VTTI Operating’s net investments in its subsidiaries are offset by losses and gains in the Euro denominated loans. VTTI Operating uses non-derivative financial instruments to hedge this exposure and measures the ineffectiveness of such hedges based on the change in spot foreign exchange rates. For the year ended December 31, 2014 we recognized $38.4 million in other comprehensive income for the effective portion of the net investment hedge.

Credit risk and market risk for derivative financial instruments

By using derivative financial instruments the Partnership exposes itself to credit risk and market risk. Credit risk is the failure of the counterparty to perform under the terms of the derivative contract. When the fair value of a derivative contract is positive, the counterparty owes the Partnership, which creates credit risk for the Partnership. When the fair value of a derivative contract is negative, the Partnership owes the counterparty and, therefore, the Partnership is not exposed to the counterparty’s credit risk in those circumstances. The Partnership minimizes counterparty credit risk in derivative instruments by entering into transactions with major banking and financial institutions. The derivative instruments entered into by the Partnership do not contain credit risk-related contingent features. Market risk is the adverse effect on the value of a derivative instrument that results from a change in interest rates or currency exchange rates. The market risk associated with interest rate contracts and forward foreign exchange contracts are managed by establishing and monitoring parameters that limit the types and degree of market risk that may be undertaken for type of contract.